Maturity of Assets and Liabilities (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Jan. 01, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Assets
Cash and due from banks	$ 1,268,860	$ 880,081		$ 1,057,393
Transactions in the course of collection	416,946	289,194		255,968
Financial assets held-for-trading	2,516,387	1,745,366		1,538,578
Receivables from repurchase agreements and security borrowing	140,267	97,289		91,641
Derivative instruments	2,182,738	1,513,947		1,247,941
Loans in advance to banks	2,154,533	1,494,384		760,021
Loans to customers	39,419,340	27,341,254		24,955,692
Financial assets available-for-sale				1,526,315
Financial assets at fair value through other comprehensive income	1,518,441	1,053,191
Investments in other companies	60,917	42,252		35,771	$ 30,314	$ 25,849
Intangible assets	123,228	85,471		72,455	65,036
Property and equipment	311,234	215,872		216,259
Investment properties	20,095	13,938		14,306	14,674	15,042
Current tax assets	976	677		23,032
Deferred tax assets, net	278,028	192,840		161,265
Other assets	939,577	651,691		604,800
TOTAL ASSETS	51,351,567	35,617,447		32,561,437	31,357,304
Liabilities
Current accounts and other demand deposits	13,818,466	9,584,488		8,915,706
Transactions in the course of payment	64,066	44,436		29,871
Payables from repurchase agreements and security lending	438,034	303,820		195,392
Saving accounts and time deposits	15,363,573	10,656,174		10,067,778
Derivative instruments	2,203,336	1,528,234		1,392,995
Borrowings from financial institutions	2,186,792	1,516,759		1,195,028
Debt issued	10,777,901	7,475,552		6,488,975
Other financial obligations	170,147	118,014		137,163
Current tax liabilities	30,167	20,924		3,453
Provisions	294,040	203,946	$ 217,512	194,537	187,568
Employee benefits	133,476	92,579		86,628
Other liabilities	574,978	398,805		308,563
TOTAL LIABILITIES	$ 46,054,976	31,943,731		29,016,089	28,049,630
Gross Balance
Assets
Loans in advance to banks		1,495,396		760,285
Loans to customers		27,926,632		25,451,513
Intangible assets		217,931		195,443	182,454	172,963
Property and equipment				548,349	532,913
TOTAL ASSETS		36,203,837		33,057,522
Accumulated Amortization
Assets
Loans to customers		(585,378)	$ (569,638)	(495,821)	(554,769)
Intangible assets		(132,460)		(122,988)	$ (117,418)	$ (108,263)
Liabilities
Provisions for loans to customers		585,378		495,821
Provisions for loans and advances to banks		1,012		264
Due within 1 year
Assets
Cash and due from banks		880,081		1,057,393
Transactions in the course of collection		289,194		255,968
Financial assets held-for-trading		1,745,366		1,538,578
Receivables from repurchase agreements and security borrowing		97,289		91,641
Derivative instruments		776,815		626,029
Financial assets available-for-sale				1,044,832
Financial assets at fair value through other comprehensive income		606,880
Current tax assets		677		23,032
Other assets		28,478		110,662
Liabilities
Current accounts and other demand deposits		9,584,488		8,915,706
Transactions in the course of payment		44,436		29,871
Payables from repurchase agreements and security lending		303,820		195,392
Saving accounts and time deposits		10,065,943		9,831,087
Derivative instruments		719,300		653,073
Borrowings from financial institutions		1,437,461		1,121,026
Debt issued		1,243,357		1,076,689
Other financial obligations		111,024		119,499
Provisions		178,486		194,073
Employee benefits		26,855		25,159
Other liabilities		36,081		49,672
TOTAL LIABILITIES		23,751,251		22,211,247
Due within 1 year | Gross Balance
Assets
Loans in advance to banks		1,471,955		729,434
Loans to customers		11,070,708		9,823,290
TOTAL ASSETS		16,967,443		15,300,859
Over 1 year
Assets
Derivative instruments		737,132		621,912
Financial assets available-for-sale				481,483
Financial assets at fair value through other comprehensive income		446,311
Investments in other companies		42,252		35,771
Intangible assets		85,471		72,455
Property and equipment		215,872		216,259
Investment properties		13,938		14,306
Deferred tax assets, net		192,840		161,265
Other assets		623,213		494,138
Liabilities
Saving accounts and time deposits		590,231		236,691
Derivative instruments		808,934		739,922
Borrowings from financial institutions		79,298		74,002
Debt issued		6,232,195		5,412,286
Other financial obligations		6,990		17,664
Current tax liabilities		20,924		3,453
Provisions		25,460		464
Employee benefits		65,724		61,469
Other liabilities		362,724		258,891
TOTAL LIABILITIES		8,192,480		6,804,842
Over 1 year | Gross Balance
Assets
Loans in advance to banks		23,441		30,851
Loans to customers		16,855,924		15,628,223
TOTAL ASSETS		$ 19,236,394		$ 17,756,663